Note 7 - Vessels and Advances, Net - Summary of Vessels (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Vessel Cost [Member]
Beginning Balance, Vessel Cost	$ 4,687,724
Vessel acquisitions, advances and other vessels’ costs	64,194
Vessel sales, transfers and other movements	(60,766)
Ending Balance, Vessel Cost	4,691,152
Accumulated Depreciation [Member]
Beginning Balance, Accumulated Depreciation	(1,240,927)
Depreciation	(80,320)
Vessel sales, transfers and other movements	8,295
Ending Balance, Accumulated Depreciation	(1,312,952)
Net Book Value [Member]
Beginning Balance, Net Book Value	3,446,797
Depreciation	(80,320)
Vessel acquisitions, advances and other vessels’ costs	64,194
Vessel sales, transfers and other movements	(52,471)
Ending Balance, Net Book Value	$ 3,378,200